Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Valuation and Qualifying Accounts (Textuals) [Abstract]
Valuation allowances on deferred tax assets released through goodwill			$ 3,481
Valuation allowances on deferred tax assets written off against the deferred tax assets	4,060	5,060	7,172
Accounts Receivable Allowances
Valuation and Qualifying Accounts
Beginning Balance	11,428	9,878	34,564
Charged to costs and expenses	7,602	2,710	1,436
Charged to revenue	2,132	1,329	3,768
Charged to other accounts	1,488	1,503	3,397
Deductions	(7,084)	(3,992)	(33,287)
Ending Balance	15,566	11,428	9,878
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts
Beginning Balance	106,743	82,780	76,481
Charged to costs and expenses	24,372	18,344	22,756
Charged to other accounts	16,685	15,601
Deductions	(9,964)	(9,982)	(16,457)
Ending Balance	$ 137,836	$ 106,743	$ 82,780